Janus Investment Fund

Janus Henderson Diversified Alternatives Fund

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017 the Fund’s name was changed from Janus Diversified Alternatives Fund to Janus Henderson Diversified Alternatives Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Allocation Fund – Conservative

Janus Henderson Global Allocation Fund – Moderate

Janus Henderson Global Allocation Fund – Growth

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Janus Global Allocation Fund – Conservative	Janus Henderson Global Allocation Fund – Conservative
Janus Global Allocation Fund – Moderate	Janus Henderson Global Allocation Fund – Moderate
Janus Global Allocation Fund – Growth	Janus Henderson Global Allocation Fund – Growth

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Flexible Bond Fund	Janus Henderson Multi-Sector Income Fund
Janus Henderson Global Bond Fund	Janus Henderson Real Return Fund
Janus Henderson High-Yield Fund	Janus Henderson Short-Term Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Janus Flexible Bond Fund	Janus Henderson Flexible Bond Fund
Janus Global Bond Fund	Janus Henderson Global Bond Fund
Janus High-Yield Fund	Janus Henderson High-Yield Fund
Janus Multi-Sector Income Fund	Janus Henderson Multi-Sector Income Fund
Janus Real Return Fund	Janus Henderson Real Return Fund
Janus Short-Term Bond Fund	Janus Henderson Short-Term Bond Fund

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Unconstrained Bond Fund

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017 the Fund’s name was changed from Janus Global Unconstrained Bond Fund to Janus Henderson Global Unconstrained Bond Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Government Money Market Fund

Janus Henderson Money Market Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Janus Government Money Market Fund	Janus Henderson Government Money Market Fund
Janus Money Market Fund	Janus Henderson Money Market Fund

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Adaptive Global Allocation Fund

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017 the Fund’s name was changed from Janus Adaptive Global Allocation Fund to Janus Henderson Adaptive Global Allocation Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Emerging Market Managed Volatility Fund

Janus Henderson Global Income Managed Volatility Fund

Janus Henderson International Managed Volatility Fund

Janus Henderson U.S. Managed Volatility Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
INTECH Emerging Market Managed Volatility Fund	Janus Henderson Emerging Market Managed Volatility Fund
INTECH Global Income Managed Volatility Fund	Janus Henderson Global Income Managed Volatility Fund
INTECH International Managed Volatility Fund	Janus Henderson International Managed Volatility Fund
INTECH U.S. Managed Volatility Fund	Janus Henderson U.S. Managed Volatility Fund

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson U.S. Core Fund

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017 the Fund’s name was changed from INTECH U.S. Core Fund to Janus Henderson U.S. Core Fund.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Large Cap Value Fund	Janus Henderson Small Cap Value Fund
Janus Henderson Mid Cap Value Fund	Janus Henderson Value Plus Income Fund
Janus Henderson Select Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Perkins Large Cap Value Fund	Janus Henderson Large Cap Value Fund
Perkins Mid Cap Value Fund	Janus Henderson Mid Cap Value Fund
Perkins Select Value Fund	Janus Henderson Select Value Fund
Perkins Small Cap Value Fund	Janus Henderson Small Cap Value Fund
Perkins Value Plus Income Fund	Janus Henderson Value Plus Income Fund

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Asia Equity Fund

Janus Henderson Global Life Sciences Fund

Janus Henderson Global Research Fund

Janus Henderson Global Select Fund

Janus Henderson Global Technology Fund

Janus Henderson Overseas Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Janus Asia Equity Fund	Janus Henderson Asia Equity Fund
Janus Global Life Sciences Fund	Janus Henderson Global Life Sciences Fund
Janus Global Research Fund	Janus Henderson Global Research Fund
Janus Global Select Fund	Janus Henderson Global Select Fund
Janus Global Technology Fund	Janus Henderson Global Technology Fund
Janus Overseas Fund	Janus Henderson Overseas Fund

Also in connection with the Merger, the following is effective June 5, 2017 for Janus Henderson Asia Equity Fund:

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Henderson Asia Equity Fund’s Prospectuses:

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Henderson Investment Management Limited

Portfolio Managers: Andrew Gillan, Head of Henderson Investment Management Limited’s Asia (ex-Japan) Equities Team, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017. Mervyn Koh, Associate Investment Manager, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Henderson Asia Equity Fund

Co-Portfolio Managers Andrew Gillan and Mervyn Koh jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Andrew Gillan is Head of Asia ex-Japan Equities and Co-Portfolio Manager of Janus Henderson Asia Equity Fund, which he has co-managed since June 2017. He is a Portfolio Manager at Janus Henderson Investors responsible for the Asia Equity, International Opportunities and International Small Cap Equity strategies, a position he has held since joining Henderson in 2014. Prior to Henderson, Mr. Gillan was with Aberdeen Asset Management as an Asia and emerging markets equity fund manager and served as lead manager of an Asian Investment Trust. Prior to this, he was a graduate

1

trainee in the UK equities division at Murray Johnstone. Mr. Gillan graduated with an MA, joint honors, in French and European History from the University of Edinburgh.

Mervyn Koh, CFA, is Co-Portfolio Manager of Janus Henderson Asia Equity Fund, which he has co-managed since June 2017. He is a Portfolio Manager on the Asia Equity strategy, a position he has held as part of the Henderson team since 2017. Prior to joining Henderson in 2015 as an associate investment manager, Mr. Koh was with Franklin Templeton Investments, where he held the title of vice president in the emerging markets group and was responsible for research in the Singapore and Indonesian equity market as well as for co-managing a South East Asia fund. Prior to Franklin Templeton, he held the role of investment analyst at Tokio Marine Asset Management International, where he was responsible for research in the India equity market and commodity-related stocks in South East Asia and Australia. Mr. Koh holds a graduate diploma in Financial Management from the Singapore Institute of Management and a BSc in Mechanical Engineering (Hons) from the National University of Singapore. Mr. Koh holds the Chartered Financial Analyst designation.

Effective June 5, 2017, references to Janus Capital Singapore Pte. Limited and Hiroshi Yoh are deleted in Janus Henderson Asia Equity Fund’s Prospectuses.

Please retain this Supplement with your records.

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Janus Investment Fund

Janus Henderson Global Real Estate Fund

(the “Fund”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, effective June 5, 2017 the Fund’s name was changed from Janus Global Real Estate Fund to Janus Henderson Global Real Estate Fund.

Also in connection with the Merger, the following is effective June 5, 2017:

1.	The following replaces in its entirety the corresponding information found under “Management” in the Fund Summary section of Janus Henderson Global Real Estate Fund’s Prospectuses:

Investment Adviser: Janus Capital Management LLC

Investment Subadviser: Henderson Investment Management Limited

Portfolio Managers: Guy Barnard, Co-Head of Henderson Investment Management Limited’s Global Property Equity Team, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017. Tim Gibson, Co-Head of Henderson Investment Management Limited’s Global Property Equity Team, is Co-Portfolio Manager of the Fund, which he has co-managed since June 2017.

2.	The following replaces in its entirety the corresponding information in the “Investment Personnel” section of the Prospectuses related to the portfolio management of the Fund:

Janus Henderson Global Real Estate Fund

Co-Portfolio Managers Guy Barnard and Tim Gibson jointly share responsibility for the day-to-day management of the Fund, with no limitation on the authority of one co-portfolio manager in relation to the other.

Guy Barnard, CFA, is Co-Head of Global Property Equities at Janus Henderson Investors, a position he has held with the Henderson team since 2014, and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He is also Portfolio Manager of other Janus Henderson accounts. He joined Henderson in 2006 as an analyst and subsequently became a fund manager in 2008 and deputy head of Global Property Equities in 2012. Mr. Barnard holds a first class BSc (Hons) degree in Mathematics and Management from Loughborough University. Mr. Barnard holds the Chartered Financial Analyst designation.

Tim Gibson is Co-Head of the Global Property Equities team at Janus Henderson Investors, a position he has held since 2014, and Co-Portfolio Manager of Janus Henderson Global Real Estate Fund, which he has co-managed since June 2017. He is also Portfolio Manager of other Janus Henderson accounts. He joined Henderson in 2011, based in Singapore. Mr. Gibson holds an MA (Hons) in Economics from St. Andrews University, Scotland, and received the Robert Trent Jones Scholarship to the University of Western Ontario, Canada.

Effective June 5, 2017, references to Patrick Brophy are deleted in the Fund’s Prospectuses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Balanced Fund	Janus Henderson Growth and Income Fund
Janus Henderson Contrarian Fund	Janus Henderson Research Fund
Janus Henderson Enterprise Fund	Janus Henderson Triton Fund
Janus Henderson Forty Fund	Janus Henderson Venture Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Janus Balanced Fund	Janus Henderson Balanced Fund
Janus Contrarian Fund	Janus Henderson Contrarian Fund
Janus Enterprise Fund	Janus Henderson Enterprise Fund
Janus Forty Fund	Janus Henderson Forty Fund
Janus Growth and Income Fund	Janus Henderson Growth and Income Fund
Janus Research Fund	Janus Henderson Research Fund
Janus Triton Fund	Janus Henderson Triton Fund
Janus Venture Fund	Janus Henderson Venture Fund

Please retain this Supplement with your records.

Janus Investment Fund

Janus Henderson Global Value Fund

Janus Henderson International Value Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated June 5, 2017

to Currently Effective Prospectuses

The previously announced strategic combination of Janus Capital Group Inc., the direct parent of Janus Capital Management LLC, the investment adviser to the Funds, and Henderson Group plc was completed on May 30, 2017 (“Merger”). In connection with the Merger, the Funds’ names were changed as follows:

Fund Name Prior to June 5, 2017	Fund Name Effective June 5, 2017
Perkins Global Value Fund	Janus Henderson Global Value Fund
Perkins International Value Fund	Janus Henderson International Value Fund

Please retain this Supplement with your records.